Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Credit Relative Value Fund - Investor C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 237
Expense Example, No Redemption, 3 Years	747
Expense Example, No Redemption, 5 Years	1,283
Expense Example, No Redemption, 10 Years	$ 2,565